Schedule of Common Stock Reserved (Details) - shares shares in Thousands	Jun. 30, 2023	Dec. 31, 2022
Common stock reserved for future issuance	48,519,566	46,887,065
2019 Equity Incentive Plan [Member]
Common stock reserved for future issuance	1,224,237	1,221,896
Options [Member]
Common stock reserved for future issuance	23,487,117	23,914,458
Convertible Notes Payable [Member]
Common stock reserved for future issuance	480,857	437,143
Common Stock Warrants [Member]
Common stock reserved for future issuance	4,050,000	4,050,000
Convertible Preferred Stock [Member]
Common stock reserved for future issuance	19,277,355	17,263,568